Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of income tax expense	Total income tax expense consists of:

	December 31, 2020	December 31, 2019

Current tax expense	$88,575	$56,350
Deferred tax recovery	(9,441)	(16,579)
	$79,134	$39,771

Summary of income tax expense attributable to geographical jurisdiction
Total income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2020	2019

Turkey	$65,815	$57,518
Canada	23,122	(2,727)
Greece	(8,763)	(14,306)
Romania	(6,081)	(1,110)
Brazil	5,041	249
Other jurisdictions	—	147
	$79,134	$39,771

Summary of key factors affecting income tax expense
The key factors affecting income tax expense for the years are as follows:

	2020	2019

Earnings from continuing operations before income tax	$176,495	$113,456
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$47,654	$30,633

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(20,875)	(24,608)
Reduction in Greek income tax rate	—	(7,243)
Turkish investment tax credits	(21,669)	—
Québec mineral tax	10,712	63
Non-tax effected operating losses	25,598	16,231
Non-deductible expenses and other items	7,400	13,514
Foreign exchange and other translation adjustments	22,798	13,382
Future and current withholding tax on foreign income dividends	8,705	(5,278)
Other	(1,189)	3,077
Income tax expense	$79,134	$39,771

Summary of change in net deferred tax position
The change in the Company’s net deferred tax position was as follows:

	2020	2019
Net deferred income tax liability
Balance at January 1,	$412,717	$429,929
Deferred income tax recovery in the statement of operations	(9,441)	(16,579)
Deferred tax recovery in the consolidated statement of OCI	(563)	(633)
Balance at December 31,	$402,713	$412,717

Summary of temporary difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Recovery
	2020	2019	2020	2019	2020	2019

Property, plant and equipment	$—	$—	$458,622	$498,384	$(39,762)	$14,823
Loss carryforwards	33,587	42,079	—	—	8,492	(4,834)
Liabilities	35,794	31,793	7,680	2,545	1,697	(1,927)
Future withholding taxes	—	—	6,234	—	6,234	(20,000)
Other items	15,930	24,346	15,488	10,006	13,898	(4,641)
Balance at December 31,	$85,311	$98,218	$488,024	$510,935	$(9,441)	$(16,579)

Summary of unrecognized deferred tax assets

Unrecognized deferred tax assets	2020	2019

Tax losses	$181,667	$169,498
Other deductible temporary differences	39,394	30,242
	$221,061	$199,740

Summary of unrecognized tax losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2020	Expiry date	2019	Expiry date

Canadian net operating loss carryforwards	$512,102	2025-2040	$487,229	2025-2039
Canadian capital losses	$65,836	none	$63,483	none
Greek net operating loss carryforwards	$140,196	2021-2025	$98,395	2020-2024
Brazilian net operating loss carryforwards	$2,421	none	$31,128	none